Property, plant and equipment - Schedule of Disposal of Assets (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 01, 2018	Jun. 25, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			$ 3,522,010	$ 2,336,831		$ 2,470,076		$ 2,382,976
Loss			(273)	(21,027)	[1]	(2)	[1]
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			26,762	96,909		223,054
Gain			19,138	36,538		55,397
Deferred Gain			0	0		(5,000)
Loss			(273)	(21,027)		(2)
Famenne
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						38,016
Gain						13,821
Deferred Gain						0
Loss						0
Nautilus
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						43,250
Gain						11,042
Deferred Gain						(500)
Loss						0
Navarin
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						47,250
Gain						10,511
Deferred Gain						(1,500)
Loss						0
Neptun
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						47,250
Gain						9,716
Deferred Gain						(1,500)
Loss						0
Nucleus
Disclosure of detailed information about property, plant and equipment [line items]
Sale price						47,250
Gain						10,276
Deferred Gain						(1,500)
Loss						0
Other
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			0	29		38
Gain			0	20		31
Deferred Gain			0	0		0
Loss			(83)	0		(2)
TI Topaz
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				20,790
Gain				0
Deferred Gain				0
Loss				(21,027)
Flandre
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				45,000
Gain				20,307
Deferred Gain				0
Loss				0
Cap Georges
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				9,310
Gain				8,509
Deferred Gain				0
Loss				0
Artois
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				21,780
Gain				7,703
Deferred Gain				0
Loss				0
Cap Jean
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			10,175
Gain			10,175
Deferred Gain			0
Loss			0
Suezmax Cap Romuald
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			10,282
Gain		$ 9,000	8,963
Deferred Gain			0
Loss			0
Gener8 Companion
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			6,305
Gain	$ 200		0
Deferred Gain			0
Loss			(190)
Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			4,931,598	3,662,905		3,836,644		$ 3,573,979
Book Value | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			7,814	81,398		167,659
Book Value | Famenne
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						24,195
Book Value | Nautilus
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						32,208
Book Value | Navarin
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						36,739
Book Value | Neptun
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						37,534
Book Value | Nucleus
Disclosure of detailed information about property, plant and equipment [line items]
Book Value						36,974
Book Value | Other
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			0	9		$ 9
Book Value | TI Topaz
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				41,817
Book Value | Flandre
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				24,693
Book Value | Cap Georges
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				801
Book Value | Artois
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				$ 14,077
Book Value | Cap Jean
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			0
Book Value | Suezmax Cap Romuald
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			1,319
Book Value | Gener8 Companion
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			$ 6,495

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.